Statements of Cash Flows - USD ($)	2 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (5,236)	$ 3,568,643	$ (276,241)	$ 75,317
Formation costs paid by related parties	(107,789)		(126,413)
Gain on warrant liability revaluation		(5,120,840)	(57,680)	(1,185,940)
Interest earned in trust account		(70,213)	(1,754)	(11,820)
Change in assets and liabilities
Prepaid costs		77,201	216,426	(301,054)
Accounts payable and accrued expenses		660,725	(73,710)	253,671
Net cash used in operating activities	(113,025)	(884,484)	(319,372)	(1,169,826)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in trust account			(105,573,716)	(105,570,000)
Net cash used in financing activities			(105,573,716)	(105,570,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of private placement warrants			5,738,000	5,738,000
Insurance financing payments			(611,027)
Proceeds from notes - related party	126,413			25,000
Proceeds from issuance of units			103,500,000
Issue costs from issuance of units			(2,432,549)
Proceeds from issuance of IPO units, net of offering costs				101,141,418
Repayment from notes and advances payable - related party		(30,000)		(151,413)
Proceeds from sale of stock to related party	25,000	941,940
Net cash provided by financing activities	151,413	911,940	106,194,424	106,753,005
NET INCREASE IN CASH	38,388	27,456	301,336	13,179
CASH - BEGINNING OF YEAR		51,567	38,388	38,388
CASH - END OF PERIOD	$ 38,388	$ 79,023	339,724	51,567
SUPPLEMENTAL DISCLOSURES OF NON-CASHFLOW INFORMATION
Reclassification of warrants to liability			8,116,680	8,116,680
Deferred underwriting commissions in connection with the initial public offering			$ 3,779,353	3,622,500
Initial Classification of Class A shares subject to redemption				105,570,000
Representative Class A shares issued to Maxim				10
Class B dividend stock issued to Sponsor				$ 44